Related Party Transactions - Deferred revenue and amounts due to parties (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction
Total deferred revenue	$ 3,339,449	¥ 21,789,907	¥ 46,971,804
Total amounts due to related parties	2,547,997	16,625,680	19,439,664
Funds managed by Jupai Group
Related Party Transaction
Total deferred revenue	3,339,449	21,789,907	46,971,804
Total amounts due to related parties	2,241,484	14,625,680	17,439,664
Investees of shareholder of the Company
Related Party Transaction
Total amounts due to related parties	$ 306,513	¥ 2,000,000	¥ 2,000,000